Government grants - Additional Information (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Government Grants [Abstract]
Income from government grants	$ 2.8
Reduction to operating costs	1.8
Reduction to general and administrative costs	$ 0.6